Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of intangible assets
(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets with definite useful lives	Intangible assets with definite useful lives	Goodwill	Other intangible assets with indefinite useful lives	Total
2023
Net carrying amount - beginning of the year	793	176	1,394	2,363	3,138	24	5,525
Additions	20	41	415	476			476
Amortization	(8)	(92)	(255)	(355)			(355)
Impairments	(22)		(17)	(39)	(6)		(45)
Reversals	11			11			11
Write-off	(85)		(3)	(88)			(88)
Changes in the scope of consolidation		291	461	752	25	2	779
Currency translation differences	(19)		(1)	(20)			(20)
Other changes	(27)	34	113	120	(24)		96
Net carrying amount - end of the year	663	450	2,107	3,220	3,133	26	6,379
Gross carrying amount - end of the year	1,295	2,119	4,674	8,088
Provisions for amortization and impairment	632	1,669	2,567	4,868
2022
Net carrying amount - beginning of the year	913	155	845	1,913	2,862	24	4,799
Additions	53	28	275	356			356
Amortization	(12)	(74)	(224)	(310)			(310)
Impairments			(14)	(14)	(153)		(167)
Write-off	(13)			(13)			(13)
Changes in the scope of consolidation	(200)		391	191	482		673
Currency translation differences	54		1	55	11		66
Other changes	(2)	67	120	185	(64)		121
Net carrying amount - end of the year	793	176	1,394	2,363	3,138	24	5,525
Gross carrying amount - end of the year	1,428	1,806	3,705	6,939
Provisions for amortization and impairment	635	1,630	2,311	4,576

Schedule of amortization rates used
(%)
Exploration rights	UOP
Concessions, licenses, trademarks and similar items	3 - 33
Industrial patents and intellectual property rights	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	3 - 20

Schedule of goodwill
(€ million)	December 31, 2023	December 31, 2022
Plenitude	2,909	2,927
Enilive and Refining	102	102
Chemicals	112	93
Corporate and Other activities	10	16
	3,133	3,138

Exploration rights
Intangible assets
Schedule of intangible assets
(€ million)	December 31, 2023	December 31, 2022
Proved licence and leasehold property acquisition costs	91	104
Unproved licence and leasehold property acquisition costs	572	689
	663	793